Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Impact of adoption of new standard

	December 31,
	2011	2010
Deferred policy acquisition costs
As reported	$1,105	$1,244
As adjusted	901	1,031

Net deferred tax liability (included in other liabilities)
As reported	$203	$116
As adjusted	133	42

Shareholders’ equity
As reported	$4,545	$4,470
As adjusted	4,411	4,331

	December 31,
	2011	2010	2009
Net earnings attributable to shareholders
As reported	$343	$479	$519
As adjusted	342	482	523

Diluted earnings per Common Share
As reported	$3.33	$4.33	$4.45
As adjusted	3.32	4.36	4.48